Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment information [abstract]
Schedule of geographical information

	Southeast Asia					North Asia
	Singapore	Malaysia	Indonesia	The rest of Southeast Asia	Subtotal	South Korea	Hong Kong	China	The rest of North Asia	Subtotal	Australia	Others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
31 December 2016
Revenue from external customers*	32,081	7,829	11,231	2,916	54,057	19,359	11,550	8,329	8,189	47,427	20,297	6,222	128,003

Non-current assets
Property and equipment	18,707	39	24	6	18,776	33	7	1	23	64	81	—	18,921
Leasehold land	5,010	—	—	—	5,010	—	—	—	—	—	—	—	5,010
Intangible assets	1,613	—	—	1	1,614	10	—	1	1	12	—	—	1,626
Goodwill	—	—	—	—	—	1,504	—	—	—	1,504	—	—	1,504

31 December 2017
Revenue from external customers*	21,854	4,444	7,725	1,520	35,543	21,092	8,733	14,169	6,102	50,096	13,101	8,999	107,739

Non-current assets
Property and equipment	28,571	130	12	4	28,717	21	7	1	14	43	39	6	28,805
Leasehold land	5,022	—	—	—	5,022	—	—	—	—	—	—	—	5,022
Intangible assets	1,424	—	—	—	1,424	4	—	—	1	5	—	—	1,429
Goodwill	—	—	—	—	—	1,568	—	—	—	1,568	—	—	1,568

*	The geographical information above is derived based on the registered billing address of the customers

	Southeast Asia					North Asia
	Singapore	Malaysia	Indonesia	The rest of Southeast Asia	Subtotal	South Korea	Hong Kong	China	The rest of North Asia	Subtotal	Australia	Others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
31 December 2018
Revenue from external customers*	20,111	4,316	4,336	1,256	30,019	21,838	6,689	10,760	5,423	44,710	6,760	6,890	88,379

Non-current assets
Property and equipment	26,793	72	7	2	26,874	12	3	1	9	25	12	4	26,915
Leasehold land	4,728	—	—	—	4,728	—	—	—	—	—	—	—	4,728
Intangible assets	1,061	—	—	—	1,061	—	—	—	—	—	—	—	1,061
Goodwill	—	—	—	—	—	1,542	—	—	—	1,542	—	—	1,542

*	The geographical information above is derived based on the registered billing address of the customers